SHAREHOLDERS' EQUITY - Share Capital - Shelf Prospectus (Details) $ in Billions	Jun. 23, 2021 CAD ($)
SHAREHOLDERS' EQUITY
Shelf Prospectus, aggregate issue amount, 25-month period	$ 2.0